Summary of Significant Accounting Policies, Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Summary of Significant Accounting Policies, Judgements, Estimates and Assumptions	Summary of Accounting Policies, Judgements, Estimates and Assumptions
Business Combinations—Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in selling, general and administrative expenses.
When the Company acquires a business, assets acquired and liabilities assumed are measured at their respective fair values on the acquisition date. The Company assesses the assets acquired and liabilities assumed for appropriate classification in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Investments in Joint Ventures—Joint ventures are those entities over whose activities the Company has joint control, established by contractual agreement and requiring unanimous consent for strategic financial and operating decisions.
Investments in jointly controlled entities are accounted for using the equity method of accounting (herein after referred to as “equity accounted investees”) and are recognized initially at cost. The consolidated financial statements include the Company’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Company, from the date that joint control commences until the date that joint control ceases. The most recent available financial statements of the equity accounted investees are used in applying the equity method. When the end of the reporting period of the equity accounted investees is different from the Company, and it is impracticable for the equity accounted investees to prepare financial statements as of the same date as the Company, the Company’s share of the income and expenses and equity movements of equity accounted investees may be recorded with up to a one-month lag. After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its joint venture. At each reporting date, the Company determines whether there is objective evidence that the investment in the joint venture is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value, and then recognizes the loss as share of profit (loss) of joint ventures and associates in the consolidated statements of operations and comprehensive loss.
When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to zero, and the recognition of further losses is discontinued except to the extent that the Company has an obligation on behalf of the investee.
Cash and Cash Equivalents—Cash and cash equivalents includes cash on hand and balances at banks, deposits held on call with banks, and financial instruments that are not subject to significant risk of changes in value, are readily convertible into cash and have original maturities of three months or less at the time of purchase.
Trade Accounts Receivable—Trade accounts receivable are recognized initially at fair value. A provision for impairment of trade accounts receivable is established when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables.
Financial Instruments:
Category of financial instruments and measurement
Recognition and Initial Measurement—Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component), or financial liability is initially measured at fair value plus, in the case of a financial asset not at fair value recognized in profit and loss (“FVPL”), transaction costs that are directly attributable to its acquisition or issue. Transaction costs of a financial assets carried at FVPL are expensed in profit and loss. A trade receivable without a significant financing component is initially measured at the transaction price.
Classification and Measurement—All recognized financial assets are measured based on amortized cost or fair value. The classification is based on two criteria, the Company’s business model for managing the assets and whether the instrument’s contractual cash flows represent solely payments of principal and interest (“SPPI”).
The assessment of whether contractual cash flows on debt instruments are solely comprised of principal and interest is made based on the facts and circumstances as at the initial recognition of assets.
Financial assets are recorded at amortized cost when such financial assets are held with the objective to collect contract cash flows that meet the SPPI criterion. This category includes debt, trade and other receivables and loans to related parties included under receivables, prepayments and other assets.
Financial assets recorded at FVPL comprise unquoted equity instruments which the Company had not irrevocably elected, at initial recognition, to classify at fair value through other comprehensive income (“FVOCI”). This category would also include debt instruments (including loans to related parties) whose cash flow characteristics fail the SPPI criterion or are not held to either collect contractual cash flows or to both collect contractual cash flows and sell financial assets.
Financial assets recorded at FVOCI comprise unquoted equity investments which the Company irrevocably elects, at initial recognition, to classify at fair value through OCI when they meet the definition of equity and are not held for trading. The classification is determined on an instrument-by-instrument basis. Gains and losses on these financial assets are never recorded to profit or loss. Dividends are recognized as other income in the consolidated statements of operations and comprehensive income when the right of payment has been established, except when the Company benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
Derecognition—The company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or transfer. The company derecognizes a financial liability when its contractual obligations are discharged, cancelled or expired. The difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit and loss.
Impairment of financial assets
The Company will record an allowance for expected credit losses (“ECL”) for all loans, contract assets, and other debt financial assets not recorded at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.
The Company estimated its expected credit losses for its contract assets, loans to related parties, trade receivables and other receivables and other receivables at an amount equal to lifetime credit losses.
Offsetting of Financial Instruments—Financial assets and financial liabilities are offset and the net amount reported in the consolidated statements of financial position when there is an enforceable legal right to offset the recognized amounts, and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Fair Value of Financial Instruments—The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s-length market transactions; reference to the current fair value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models.
Derivative Financial Instruments and Hedge Accounting—The Company uses derivative financial instruments, such as foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity forward contracts to mitigate the risks associated with changes in foreign currency exchange, interest rates and commodity price. The Company does not use derivative financial instruments for trading or speculative purposes. Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value at each reporting date. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
In applying its strategy, from time to time, the Company uses foreign currency forward contracts to hedge certain forecasted expenses denominated in foreign currencies, primarily the Euro and Singapore Dollar. The Company hedges future cash flows for capital expenditures denominated in foreign currencies, primarily the Euro and Yen. In addition, the Company uses pay-fixed/receive-float interest rate swaps and cross-currency swaps to protect the Company against adverse fluctuations in interest rates and foreign currency rates and to reduce its exposure to variability in cash flows on the Company’s forecasted floating-rate debts and foreign currency- denominated debts. The Company also uses commodity forward contracts to hedge forecasted electricity consumption to minimize the impact of commodity price movements on the reported earnings of the Company and on future cash flows related to fluctuations of the contractually specified, separately identifiable and reliably measurable commodity risk component.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge, and on an ongoing basis, the Company documents whether a hedging relationship meets the hedge effectiveness requirements under IFRS 9 and whether there continues to be an economic relationship between the hedged item and the hedging instrument. The Company designates these contracts and swaps as cash flow hedges of forecasted expenses, capital expenditures or floating-rate and foreign currency denominated debts, as applicable, and evaluates hedge effectiveness prospectively.
As such, the effective portion of the gain or loss on these contracts and swaps is reported as a component of OCI and reclassified to the consolidated statements of operations and comprehensive loss in the same line item as the associated forecasted transaction for expenses and in the same period during which the hedged item affects earnings. For hedges of capital expenditures, the amount in OCI is incorporated into the initial carrying amounts of the non-financial assets and depreciated over the average useful life of the underlying assets. Any ineffective portion of hedges for expenses or capital expenditures is immediately recorded in the consolidated statements of operations and comprehensive loss.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer meets the criteria for hedge accounting. Any gain or loss recognized in the cash flow hedge reserve remains in equity and is recognized in profit or loss when the forecast transaction is ultimately recognized in profit or loss. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.
Derecognition of financial assets
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the financial asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the financial asset to another entity. On derecognition of a financial asset at amortized cost in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
On derecognition of an investment in a debt instrument at FVOCI, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income is recognized in profit or loss. However, on derecognition of an investment in an equity instrument at FVOCI, the cumulative gain or loss that had been recognized in OCI is transferred directly to retained earnings, without recycling through profit or loss.
Current versus noncurrent classification of derivative instruments—Derivative instruments are classified as current or noncurrent or separated into a current and noncurrent portion based on an assessment of the facts and circumstances. Derivative financial instruments are classified as a current asset or liability when they have a maturity period within 12 months. Where derivative financial instruments have a maturity period greater than 12 months, they are classified within either noncurrent assets or liabilities.
Where the Company will hold a derivative as an economic hedge (and does not apply hedge accounting) for a period beyond 12 months after the reporting date, the derivative is classified as noncurrent (or separated into current and noncurrent portions) consistent with the classification of the underlying item. Derivative instruments that are designated as, and are effective hedging instruments, are classified based on the settlement date.
Intangible Assets—Technology, patent, software licenses and similar rights acquired separately are stated at cost or are adjusted to fair value when impaired. Intangible assets acquired through business combinations which include customer relationships and manufacturing and process technology, are recorded at estimated fair values at the date of acquisition. Intangible assets are amortized based on the pattern in which the economic benefits of the respective intangible asset are consumed, which is in general on a straight-line basis over their estimated useful lives of between three and ten years. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of operations and comprehensive loss in the expense category that is consistent with the function of the intangible assets.
Impairment of Non-Financial Assets—The Company reviews, at each reporting date, the carrying amount of the Company’s property, plant and equipment and finite lived intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. Factors that the Company considers important in deciding when to perform an impairment review include, but are not limited to:
•Significant underperformance relative to historical or projected future operating results;
•Significant changes in the manner of the Company’s use of the acquired assets or the Company’s overall business strategy; and
•Significant unfavorable industry or economic trends.
If any indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual assets, The Company estimates the recoverable amount of the cash generating unit (“CGU”) to which the asset belongs. The recoverable amount of an asset or CGU is estimated to be the higher of an asset’s or CGU’s fair value less costs to dispose and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. The Company also evaluates, and adjusts if appropriate, the asset’s useful lives, at each reporting date or when impairment indicators exist.
In assessing value in use, the estimated future post-tax cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The Company bases its impairment calculation on detailed budgets and forecast calculations, which may include an approved formal five-year management plan for each of the CGUs to which the individual assets are allocated. In determining fair value less costs to sell, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.
Impairment losses are recognized in the consolidated statements of operations and comprehensive loss to the extent of the recoverable amount, measured at the present value of discounted cash flows attributable to the assets, is less than their carrying value.
The Company also performs periodic reviews to identify assets that are no longer used and are not expected to be used in future periods and record an impairment charge to the extent that the carrying amount of the tangible and intangible assets exceeds the recoverable amount.
If the recoverable amount subsequently increases, the impairment loss previously recognized will be reversed to the extent of the increase in the recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. The impairment loss reversal is recognized immediately in the consolidated statements of operations and comprehensive loss.
Provisions—Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are mainly made up of site restoration obligations. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived assets.
The Company records site restoration obligations in the period in which they are incurred at their estimated fair value. Site restoration obligations consist of the present value of the estimated costs of dismantlement, removal, site reclamation and similar activities associated with facilities built on land held under long-term operating leases. The site restoration obligations are recorded as a liability at the estimated present value as of the related long-lived asset’s inception discounted using a pre-tax rate that reflects the current market assessment of the time value of money and risks specific to the site restoration obligations. After initial recognition, the liability is increased for the passage of time, with the increase being reflected as accretion expense in the line item “finance expenses” in the consolidated statements of operations and comprehensive loss. The associated site restoration costs are capitalized as part of the carrying amount of the underlying asset and depreciated over the estimated useful life of the related long-lived asset. Subsequent adjustments in the discount rates, estimated amounts, timing and probability of the estimated future costs and changes resulting from the passage of time are recognized as an increase or decrease in the carrying amount of the liability and the related site restoration cost capitalized as part of the carrying amount of the related long-lived asset on a prospective basis. If the decrease in the liability exceeds the remaining carrying amount of the related long-lived assets, the excess is recognized in the consolidated statements of operations.
Leasing—On January 1, 2019, the Company adopted IFRS 16, Leases, using the modified retrospective approach by applying the new standard to all leases existing at the adoption date and not restating comparative periods. The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Right-of-use assets—The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are reported within property, plant and equipment, and are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.
If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.
Lease liabilities—At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the lease payments to be made over the lease term. Only lease payments that are fixed and determinable are considered at the time of commencement. The lease payment includes fixed payments (including in-substance fixed payments) less any lease incentives, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying assets.
The Company’s lease liabilities are separately reported in the consolidated statements of financial position under noncurrent portion of lease obligations and current portion of lease obligations.
Short-term leases and leases of low-value assets—The Company applies the short-term lease recognition exemption to leases that have a lease term not exceeding 12 months, or for leases of low-value assets. The payment for such leases is recognized in the Company’s consolidated statement of operations and comprehensive loss on a straight-line basis over the lease term.
Earnings Per Share—Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding, adjusted for the effects of all dilutive potential ordinary shares. The weighted average number of ordinary shares outstanding is increased by the number of additional ordinary shares that would have been issued by the Company assuming exercise of all options with exercise prices below the average market price for the year.
Government Grants—The Company has received investment grants from the Federal Republic of Germany, the State of Saxony, various agencies of the Government of Singapore and the Empire State Development Corporation in New York (collectively referred to as “Government Grants”). These grants are primarily provided in connection with construction and operation of the Company’s wafer manufacturing facilities, employment and research and development.
In 2020, the Company has received non-refundable cash grants from the Government of Singapore as part of the Government’s relief measures to help businesses deal with the impact from the COVID-19 pandemic under the Job Support Scheme totaling $29,113, which was recorded as a reduction of staff costs. The Company has received $26,313 in 2020 and $2,996 in 2021.
Government grants are recognized when there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as deferred income and released to the consolidated statements of operations and comprehensive loss over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, and is presented as a reduction of those costs. Where the grant relates to an asset, it is recognized as a reduction in the basis of the asset and released as a reduction to depreciation expense in equal amounts over the expected useful life of the related asset.
Research and Development Costs—Research costs are expensed as incurred. Development costs are recognized as intangible assets only when it is probable that expected future economic benefits, attributable to the development activities, will accrue to the Company.
Borrowing Costs—Borrowing costs directly attributable to the construction phase of property, plant and equipment are capitalized as part of the cost of assets which are constructed by the Company and for which a considerable period of time (at least six months) is planned for construction. Borrowing costs are capitalized from the start of construction until the date the asset is ready for its intended use. All other borrowing costs are recognized as an expense in the period in which they are incurred.
Current Income Tax—Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted by the balance sheet date.
Current versus noncurrent classification—Current assets are assets held for trading purposes and assets expected to be converted to cash, sold or consumed within one year from the end of the reporting period. Current liabilities are obligations incurred for trading purposes and obligations expected to be settled within one year from the end of the reporting period. Assets and liabilities that are not classified as current are noncurrent assets and liabilities, respectively.
Recent Accounting Pronouncements, Adopted:
Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform (“IBOR”) —
Phase 1 Amendments - On 1 January 2020, the Company adopted the Phase 1 amendments arising from the IBOR reform amendments issued in September 2019, which provides temporary relief from applying specific hedge accounting requirements to hedge relationships directly affected by IBOR reform, such that the effect is that IBOR reform should not generally cause hedge accounting to terminate.
Phase 2 Amendments - On 1 January 2021, the Company adopted the Phase 2 amendments arising from the IBOR reform issued in August 2020. The Phase 2 amendments address issues that arise from the implementation of the IBOR reform, including the replacement of an interest rate benchmark with an alternative benchmark rate. The key reliefs provided to the Company are as follows:

•financial instruments measured at amortized cost are allowed to account for changes in the basis for determining contractual cash flows as a direct consequence of the IBOR reform by updating the effective interest rate, provided that the new basis is economically equivalent to the previous basis, such that there is no immediate gain or loss recognized; and

•most IFRS 9 hedge relationships that are directly affected by the IBOR reform are allowed to continue.
The Company has evaluated the extent to which its cash flow hedging relationships are subject to uncertainty driven by IBOR reform as at December 31, 2021. The Company’s hedged items and hedging instruments continue to be indexed to EURIBOR and LIBOR. These benchmark rates are quoted each day and the IBOR cash flows are exchanged with counterparties as usual. The Company has also evaluated the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform. There has been communication about IBOR reform with the counterparties. However, no amendments has been to made to the Company’s existing IBOR-referenced loan and derivative contracts as of December 31, 2021.
As of December 31, 2021, there is still uncertainty about when and how replacement may occur with respect to the relevant hedged items and hedging instruments. Accordingly, the Company will continue to apply the Phase 1 amendments until the uncertainty arising from the IBOR reform with respect to the timing and the amount of the underlying cash flows that the Company is exposed to is no longer present. This uncertainty will not end until the Company’s contracts that reference IBOR are amended to specify the alternative benchmark rate and the relevant adjustment, if any. This will, in part, be dependent on the negotiation with the counterparties and the introduction of fall back clauses which have yet to be added to the Company’s contracts.
The Company has a limited exposure to changes in the IBOR benchmark. The Company has $992,867 of interest rate swaps which are in a cash flow hedge relationship of USD Equipment Financing and USD Term Loan A. Also, the Company has EUR 488,993 thousand of cross currency swaps which are in cash flow hedge relationships of EUR Equipment Financing and EUR Term Loan A.
The table below indicates the nominal amount and weighted average maturity of derivatives in hedging relationships that will be affected by IBOR reform as financial instruments transition to risk-free rates, analyzed by interest rate basis. The derivative hedging instruments provide a close approximation to the extent of the risk exposure the Company manages through hedging relationships.

As of December 31, 2021 Interest rate swaps	Currency	Nominal amount	Maturity
Three-month LIBOR	USD	93,750	2023
Three-month LIBOR	USD	709,688	2024
Six-month LIBOR	USD	189,429	2026

Total		992,867

Cross currency swaps (in thousand Euro)
Three-month LIBOR	EUR	83,000	2024
Six-month LIBOR	EUR	334,564	2024
Six-month LIBOR	EUR	71,429	2026

Total		488,993
Recent Accounting Pronouncements, Not Adopted:
The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB but not yet effective:
•COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16);
•Annual Improvements to IFRS Standards 2018–2020;
•Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16);
•Reference to Conceptual Framework (Amendments to IFRS 3);
•Classification of Liabilities as Current or Non-current (Amendments to IAS 1);
•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2);
•Definition of Accounting Estimates (Amendments to IAS 8);
As of the date the accompanying financial statements were authorized for issue, the Company continues in evaluating the impact on its financial position and performance as a result of the initial adoption of the aforementioned standards or interpretations and related applicable period.
Significant Accounting Judgments, Estimates and Assumptions
Revenue Recognition—The Company derives revenue primarily from fabricating semiconductor wafers using the Company’s manufacturing processes for the Company’s customers based on their own or third parties’ proprietary integrated circuit designs and, to a lesser extent, from design, mask making, bumping, probing, assembly and testing services.
The Company recognizes revenue from contracts with customers by applying the following steps: (i) identify the contracts with the customers; (ii) identify performance obligations in the contracts; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations per the contracts; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
The majority of the Company’s revenue is derived from contracts with customers for wafer fabrication and engineering and other pre-fabrication services such as rendering of non-recurring engineering (“NRE”) services and mask production. The Company accounts for a contract with a customer when it has approval and commitment from parties, the rights and obligations of the parties are identified, payments terms are identified, the contract has commercial substance, and collectability of consideration is probable.
The Company generally requires a purchase order from all of its customers, to which the Company responds with an order acknowledgement and a copy of the Company’s standard terms and conditions. The Company also enters into master supply agreements (“MSA”) with certain of its customers that may specify additional terms and conditions, such as pricing formulas based on volume, volume discounts, calculation of yield adjustments, indemnifications, transfer of title and risk of loss, and payment terms. Under these agreements, volumes are usually not guaranteed. The Company also requires a purchase order from its customers with which it has MSAs for specific products and quantities. As a result, the Company has concluded that the combination of a purchase order and order acknowledgement, including the Company’s standard terms and conditions, and the MSA, if applicable, create enforceable rights and obligations between the Company and its customers.
Typically, goods and services provided under the Company’s contracts are accounted for as a single performance obligation. However, in some contracts, the Company provides multiple distinct goods or services to a customer. In those cases, the Company accounts for the distinct contract deliverables as separate performance obligations at the stated contract value, which appropriately represents the individual performance obligation’s estimated standalone selling price.
The Company fabricates wafers for its customers to the customers’ specifications. Since the wafers in process have no alternative use, and the Company has an enforceable right to payment including a reasonable profit (due to the existence of cancellation clauses for each arrangement), the Company concluded that it met the criteria to recognize revenue over time as a percentage of costs incurred over total expected costs.
As discussed in Note 4, a change in cancellation terms in certain wafer orders during the year ended December 31, 2020 resulted in the Company no longer meeting the criteria to account for revenue recognition from contracts with customers over time. As such, the Company recognizes revenue for such modified wafer orders at the point at which control of the wafers is transferred to the customer, which is determined to be at the point of wafer shipment from the Company’s facilities or delivery to the customer location. This modification did not have an impact to its contracts to provide NRE services. For its contracts to provide NRE services to the customers’ specifications, the Company recognizes revenue as it delivers the service as a percentage of costs incurred over total expected costs.
Certain of the Company’s contracts with its customers include potential price adjustments such as volume rebates and yield adjustments that may be refundable to customers. The Company estimates the variable consideration related to these price adjustments as part of the total transaction price and recognizes revenue in accordance with the pattern applicable to the performance obligation, subject to a constraint. The Company constrains the amount of revenue recognized for these contractual provisions based on its best estimate of the amount which will not result in a significant reversal of revenue in a future period. The Company determines the amounts to be recognized based on the amount of potential refund required by the contract, historical experience and other surrounding facts and circumstances. These obligations are typically settled with the customer after shipment through the issuance of a credit note applied against the customer’s accounts receivable balance. Any difference between the amount accrued upon shipment for potential refunds and the actual amount agreed to with the customer is recorded as an increase or decrease in revenue. These potential price adjustments are accrued and netted against accounts receivable on the consolidated statements of financial position.
The Company’s contracts with its customers also warrant that products and services will meet the specified functionality. Defective products returned by customers are compensated through replacements, repairs or credit notes.
A contract asset (“unbilled accounts receivables”) is recognized when the Company has recognized revenue, but not issued an invoice for payment. The Company has determined that unbilled receivables are not considered a significant financing component of the Company’s contracts. Contract assets are included in receivables, prepayments and other assets and transferred to receivables when invoiced (See Note 16).
A contract liability is recognized when the Company receives payments in advance of the satisfaction of performance obligations and are included in deferred revenue on the consolidated statements of financial position (See Note 25).
Costs to obtain a contract are incremental direct costs incurred to obtain a contract with a customer, including sales commissions, and are capitalized if material. Costs to fulfill a contract include costs directly related to a contract or specific anticipated contract (e.g., certain design costs) that generate or enhance the Company’s ability to satisfy the Company’s performance obligations under these contracts. These costs are capitalized to the extent they are expected to be recovered from the associated contract and are material.
Inventory Valuation—Inventories are stated at standard cost adjusted to the lower of cost or net realizable value. The company measures the cost of its inventory based on a standard cost process with appropriate adjustments for purchasing and manufacturing variances, which approximates weighted average cost. The cost of raw materials is determined using applicable raw material purchase prices. The cost of supplies is determined based on a weighted-average cost formula. Work in process and finished goods are valued at the cost of direct materials and a proportion of manufacturing labor and overhead costs based on normal operating capacity.
Inventory allowances are made on an item-by-item basis, except where it may be appropriate to group similar or related items. An allowance is made for the estimated losses due to obsolescence based on expected future demand and market conditions. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.
Realization of Deferred Income Tax Asset—Deferred income tax is provided using the liability method on temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred income tax liabilities are recognized for all taxable temporary differences, except:
•Where the deferred income tax liability arises from the initial recognition of goodwill or of an asset acquired or liability assumed in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and
•In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for all deductible temporary differences, carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized except in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred income tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each balance sheet date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the balance sheet date.
Deferred income tax relating to items recognized directly in equity is recognized in equity and not in profit or loss.
Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Property, Plant and Equipment—Construction in progress, property, plant and equipment are stated at historical cost, net of accumulated depreciation and accumulated impairment losses. The assets’ residual values and useful life are reviewed, and adjusted if appropriate, at each balance sheet date. Major additions and improvements are capitalized as appropriate, only when it is probable that future economic benefits associated with the item and the cost of the item can be measured reliably; minor replacements and repairs are charged to the consolidated statement of operations and comprehensive loss. The Company also capitalizes interest on borrowings related to eligible capital expenditures.
Capitalized interest is added to the cost of qualified assets and depreciated together with that asset cost. The Company also records capital-related government grants, not subject to forfeiture, as a reduction to property, plant and equipment.
Depreciation begins when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by management (available for use). Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Building and leasehold/land improvements	Up to 26 years (or the remaining lease term of related land on which the buildings are erected, if shorter)
Equipment	2 to 10 years
Computers	5 years
During the first quarter of 2021, we revised the estimated useful life of certain production equipment and machinery from a range of five to eight years, to ten years. We made this change to better reflect the expected pattern of economic benefits from the use of the equipment and machinery over time, based on an analysis of production equipment’s current use, historical age patterns, and future plans and technology roadmaps, as well as an analysis of industry trends and practices. The analysis concluded that an increase in useful lives was warranted, and consistent with the Company’s continuing portfolio shift from leading-edge to feature-rich trailing edge technologies. The change in estimated useful life is a change in accounting estimate that was applied prospectively from January 1, 2021.
Share-based payments—Share-based payment expense related to share awards is recognized based on the fair value of the awards granted. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The option pricing model requires the input of highly subjective assumptions, including the estimated fair value of the Company’s stock, expected term of the option, expected volatility of the price of the Company’s shares, risk free interest rate and the expected dividend yield of ordinary shares. The assumptions used to determine the fair value of the option awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment. The Company estimates the expected forfeiture for options utilizing historical data, and only recognizes expense when a defined liquidity event (change in control or IPO) is deemed probable on the number of awards that are expected to vest. After applying a forfeiture estimate during each reporting period for when the options are probable of vesting, the Company recognizes expense on a graded attribution basis for each tranche of the award over the period from the grant date to the later of the one-year anniversary of estimated time following a liquidity event or the legal vesting dates (see Note 30).

The grant date fair value of equity-settles share-based payment awards granted to employee is recognized as an employee benefit expense, with a corresponding increase in equity, over the vesting period of the awards, The amount recognized as an expense is adjusted to reflected the number of awards for which the service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of wards that meet the service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual performance.

The principles of modification accounting are applied when new share-based payment is granted as a replacement for another share-based payment that is cancelled. When modification accounting is applied, the entity accounts for any incremental fair value in addition to the grant-date fair value of the original award. In the case of a replacement, the incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award, both measured at the date on which the replacement award is issued. The net fair value is the fair value of the cancelled award measured immediately before the cancellation, less any payment made to the employees on cancellation.

A package of modifications might include several changes to the terms of a grant, some of which are favorable to the employee and some not. In the event if the net effect is not beneficial to the employee, cancellation accounting will be applied. Cancellations or settlements of equity-settled share-based payments during the vesting period by the Company are accounted for as accelerated vesting; therefore, the amount that would otherwise have been recognized for services received is recognized immediately.

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses as well as the disclosure of commitments and contingencies. Actual results may differ from these estimates and such differences may be material to the consolidated financial statements.
Enterprise Value—Given the absence of a public trading market of the Company’s ordinary shares prior to the initial public offering, and in accordance with the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, the Company’s board of directors exercised reasonable judgment and considered numerous objective and subjective factors to determine the best estimate of the fair value of the Company’s ordinary shares at each grant date. These factors include:
•valuations of the Company’s ordinary shares performed by independent third-party specialists;
•lack of marketability of the Company’s ordinary shares;
•the Company’s actual operating and financial performance;
•current business conditions and projections;
•hiring of key personnel and the experience of the Company’s management;
•the history of the Company and the introduction of new products;
•the Company’s stage of development;
•the market performance of comparable publicly traded companies; and
•the U.S. and global capital market conditions.
In valuing the Company’s ordinary shares, the Company’s board of directors determined the equity value of the Company’s business using various valuation methods including combinations of income and market approaches with input from management. The income approach estimates value based on the expectation of future cash flows that a company will generate. These future cash flows are discounted to their present values using a discount rate derived from an analysis of the cost of capital of comparable publicly traded companies in the Company’s industry or similar business operations as of each valuation date and is adjusted to reflect the risks inherent in the Company’s cash flows. For the market approach, the Company reviews the performance of a set of guideline comparable public companies, and considers the guideline companies’ various financial characteristics, including size, profitability, balance sheet strength, and diversification as compared to the Company. Subsequent to IPO, the fair value of the ordinary shares is determined based on market share price.
Application of these approaches involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding the Company’s expected future revenue, expenses, and future cash flows, discount rates, market multiples, and the selection of comparable companies. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact the Company’s valuations as of each valuation date and may have a material impact on the valuation of the Company’s ordinary shares.
Impairment Assessment of Non-Financial Assets—Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs to sell calculation is based on a discounted cash flow analysis that a potential buyer would perform in determining a transaction value of the CGU less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. When preparing the discounted cash flow analysis, the Company makes subjective judgments in determining the independent cash flows that can be related to a specific CGU based on its asset usage model and manufacturing capabilities in addition to the discount rate used in the analysis. In addition, because subjective judgments are made regarding the remaining useful lives of assets and expected future revenue and expenses associated with the assets, changes in these estimates based on changes in economic conditions or business strategies could result in material impairment charges in future periods. The key assumptions used to determine the recoverable amount for the different CGUs, including sensitivity analysis, are disclosed and further explained in Note 14.
Income Taxes—In determining taxable income for financial statement reporting purposes, management makes certain estimates and judgments specific to taxation issues. These estimates and judgments are applied in the calculation of certain tax liabilities and in the determination of the recoverability of deferred tax assets, which arise from temporary differences between the recognition of assets and liabilities for income tax and financial statement reporting purposes.
Deferred taxes are recognized for unused losses, among other events, to the extent that it is probable that taxable profit will be available against which the losses can be utilized.
This evaluation requires the exercise of judgment with respect to, among other things, benefits that could be realized from available tax strategies and future taxable income, as well as other positive and negative factors. The ultimate realization of deferred tax assets is dependent upon, among other things, the Company’s ability to generate future taxable income that is sufficient to utilize loss carry-forwards or tax credits before their expiration or the Company’s ability to implement prudent and feasible tax planning strategies.
If estimates of projected future taxable income and benefits from available tax strategies are reduced as a result of a change in the assessment or due to other factors, or if changes in current tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize net operating losses and tax credit carry-forwards in the future, the Company may be required to reduce the amount of total deferred tax assets resulting in a decrease of total assets. Likewise, a change in the tax rates applicable in the various jurisdictions or unfavorable outcomes of any ongoing tax audits could have a material impact on the future tax provisions in the periods in which these changes could occur.
In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax rules and the potential for future adjustment of uncertain tax positions by the tax authorities in the countries in which the Company operates. If estimates of these taxes are greater or less than actual results, an additional tax benefit or charge may result.

Changes in estimates—We regularly assess the estimated useful lives of our property, plant, and equipment. Based on our assessment of the longer product life cycles, the versatility of production equipment to provide better flexibility to meet changes in customer demands, and the ability to re-use production equipment over several technology cycles, we revised the estimated useful lives of our 200mm and 300mm production equipment from 5 and 8 years, respectively, to 10 years, beginning the first quarter of 2021. As a result, this benefited loss before income taxes by approximately $628,000 for the year ended December 31, 2021. This change increased the Company’s total basic and diluted earnings per share by approximately $1.24 for the year ended December 31, 2021.